Employee benefits - Overfunded pension plans - Assets by category (Details) - Overfunded pension plans - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets by category
International investments	$ 24	$ 12
Real estate	365	370
Loans to participants	224	260
Total	6,699	6,317
Funds not related to risk plans	(1,871)	(1,623)
Fair value of plan assets at end of year	4,828	4,694
Corporate
Assets by category
Debt securities	72	117
Government
Assets by category
Debt securities	2,757	2,612
Fixed income
Assets by category
Investments funds	2,515	2,411
Equity
Assets by category
Investments funds	531	168
Private Equity funds
Assets by category
Structured investments	196	357
Real estate funds
Assets by category
Structured investments	15	10
Level 1
Assets by category
International investments	24	12
Total	5,827	5,420
Level 1 | Government
Assets by category
Debt securities	2,757	2,612
Level 1 | Fixed income
Assets by category
Investments funds	2,515	2,411
Level 1 | Equity
Assets by category
Investments funds	531	168
Level 1 | Private Equity funds
Assets by category
Structured investments		217
Level 2
Assets by category
Total	72	117
Level 2 | Corporate
Assets by category
Debt securities	72	117
Level 3
Assets by category
Real estate	365	370
Loans to participants	224	260
Total	800	780	$ 710
Level 3 | Private Equity funds
Assets by category
Structured investments	196	140
Level 3 | Real estate funds
Assets by category
Structured investments	$ 15	$ 10